Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 80,193,769	$ 2,890,906	$ 35,768,798	$ 23,279,811
Adjustments for:
Depreciation expense	50,470,157	1,819,400	47,525,688	46,890,235
Amortization expense	4,054,120	146,147	3,733,377	3,576,606
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	1,490,005	53,713	71,848	(1,646,822)
Finance costs	2,831,307	102,066	3,459,511	4,203,395
Interest income	(542,329)	(19,550)	(520,783)	(549,681)
Dividend income	(289,852)	(10,449)	(150,715)	(185,061)
Share-based payments compensation	699,211	25,206	955,575	871,699
Share of profit of associates and joint ventures	(899,700)	(32,433)	(547,612)	(182,275)
Loss (gain) on disposal of property, plant and equipment	(71,770)	(2,587)	(460,868)	164,467
Impairment loss recognized on financial assets	4,718	170		400,201
Reversal of impairment loss recognized on financial assets			(56,950)	(35,727)
Impairment loss recognized on non- financial assets	774,712	27,929	2,486,066	653,140
Gain on disposal of subsidiaries	(17,340,418)	(625,105)	(802,753)
Gain on remeasurement of investments accounted for using the equity method				(319,712)
Loss (gain) on disposal of investments accounted for using the equity method	67,482	2,433	(91,297)
Gain from bargain purchase - acquisition of subsidiaries	(33,114)	(1,193)
Net gain on foreign currency exchange	(1,668,522)	(60,149)	(2,543,821)	(1,498,107)
Others	(74,356)	(2,680)	(295,859)	8,687
Changes in operating assets and liabilities
Financial assets mandatorily at fair value through profit or loss	2,174,012	78,371	2,188,285	6,102,421
Contract assets	(1,345,069)	(48,489)	1,113,950	(1,408,816)
Trade receivables	(27,957,812)	(1,007,852)	(9,396,304)	995,839
Other receivables	(354,849)	(12,792)	(773,411)	(10,755)
Inventories	(23,325,588)	(840,865)	(13,559,192)	1,407,099
Other current assets	(819,252)	(29,533)	366,237	(1,206,456)
Other operating activities assets	(785,204)	(28,306)	(14,396)
Financial liabilities held for trading	(3,814,095)	(137,495)	(2,763,864)	(1,053,535)
Trade payables	13,654,819	492,243	14,032,779	(1,024,250)
Other payables	5,938,081	214,062	3,601,102	1,515,776
Other current liabilities	5,552,277	200,154	23,520	655,694
Other operating activities liabilities	2,017,904	72,743	(301,838)	267,965
Cash generated from operations	90,600,644	3,266,065	83,047,073	81,871,838
Interest received	527,551	19,018	479,900	549,846
Dividend received	655,537	23,631	512,287	518,115
Interest paid	(2,625,883)	(94,661)	(3,442,545)	(4,015,673)
Income tax paid	(7,423,947)	(267,626)	(5,536,077)	(6,620,876)
Net cash generated from operating activities	81,733,902	2,946,427	75,060,638	72,303,250
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(32,246)	(1,162)	(259,168)	(409,985)
Proceeds from sale of financial assets at fair value through other comprehensive income	672	24	20,686
Return of capital from financial assets at fair value through other comprehensive income	14,201	512	84,186	12,664
Purchase of financial assets at fair value through profit or loss				(26,852)
Proceeds from sale of financial assets at amortized cost	26,531	956
Acquisition of associates and joint ventures	(226,560)	(8,167)	(186,071)	(2,107,844)
Proceeds from disposal of investments accounted for using the equity method			2,271,618
Net cash outflow on acquisition of subsidiaries	(180,718)	(6,515)	(8,745,638)	(81,646)
Proceeds from disposal of subsidiaries	23,941,276	863,060	3,717,039
Return of capital from investments accounted for using the equity method			125,005
Payments for property, plant and equipment	(70,905,659)	(2,556,080)	(62,077,446)	(56,810,153)
Proceeds from disposal of property, plant and equipment	1,605,002	57,859	4,449,113	448,939
Payments for intangible assets	(1,069,866)	(38,568)	(982,655)	(1,411,068)
Proceeds from disposal of intangible assets	1,421	51	8,353	6,929
Payments for right-of-use assets	(956,218)	(34,471)	(118,354)	(288,052)
Payments for investment properties			(6,352)	(2,532)
Proceeds from disposal of investment properties				5
Increase in other financial assets	(372,091)	(13,414)	(822,959)	(2,275,354)
Decrease in other financial assets	447,665	16,138	1,083,934	8,561,929
Increase in other non-current assets	(1,416,675)	(51,070)	(1,338,269)	(216,158)
Decrease in other non-current assets	324,270	11,690	1,244,650	20,032
Income tax paid	(570,700)	(20,573)
Proceeds from disposal of right-of-use assets	278,126	10,026	585,902
Other investing activities items			123	89
Net cash used in investing activities	(49,091,569)	(1,769,704)	(60,946,303)	(54,579,057)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	10,043,398	362,055
Repayment of short-term borrowings			(1,502,323)	(4,683,142)
Proceeds from bonds offering	3,280,943	118,275	19,967,149	19,279,033
Repayment of bonds payable	(7,000,000)	(252,343)	(250,000)
Proceeds from long-term borrowings	190,192,666	6,856,260	180,020,420	165,757,252
Repayment of long-term borrowings	(174,173,841)	(6,278,797)	(206,520,559)	(164,612,521)
Repayment of the principle portion of lease liabilities	(907,403)	(32,711)	(844,357)	(636,556)
Dividends paid	(18,082,500)	(651,857)	(8,520,982)	(10,623,030)
Proceeds from exercise of employee share options	2,727,915	98,339	1,934,530	1,149,227
Payments for buy-back of ordinary shares	(5,529,255)	(199,324)
Decrease in non-controlling interests	(6,400,212)	(230,721)	(6,291,089)	(12,117,251)
Other financing activities items	(22,557)	(813)	11,867	(11,820)
Net cash used in financing activities	(5,870,846)	(211,637)	(21,995,344)	(6,498,808)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(2,236,213)	(80,613)	(711,795)	(2,612,946)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,535,274	884,473	(8,592,804)	8,612,439
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	51,538,071	1,857,897	60,130,875	51,518,436
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 76,073,345	$ 2,742,370	$ 51,538,071	$ 60,130,875